INCOME TAX - Reconciliation of effective tax rate (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAX
Accounting profit	$ 9,759,305	$ 8,490,248	$ 7,522,671
Applicable tax with nominal rate	(3,903,722)	(3,396,099)	(3,009,068)
Non-deductible expenses to determine taxable profit (loss)	(223,840)	(238,669)	(246,852)
Accounting and non-tax income to determine taxable profit	705,654	637,567	722,280
Differences in accounting bases	(53,396)	559,860	(106,074)
Fiscal and non-accounting income to determine taxable profit	(573,089)	(982,937)	(652,607)
Ordinary activities income exempt from taxation	1,137,614	1,394,248	1,239,876
Ordinary activities income not constituting income or occasional tax gain	110,681	79,525	67,132
Tax deductions	277,715	209,076	156,543
Goodwill Depreciation	461	461	2,478
Tax depreciation surplus	220,013	212,694	223,901
Untaxed recoveries	(138,906)	(103,017)	(64,516)
Tax rate effect in other countries	(168,488)	(327,808)	(211,206)
Prior fiscal terms	12,962	92,654	22,496
Tax discounts	8,500	8,250	0
Other effects of the tax rate by reconciliation between accounting profit and tax expense (income)	(69,918)	(525,657)	35,324
Impact of the Economic Emergency	(153,207)	0	0
Income tax continued operations	$ (2,810,966)	$ (2,379,852)	$ (1,820,293)
Colombia
INCOME TAX
Nominal income tax rate	35.00%	35.00%	31.00%
Income tax points liquidated	5.00%	5.00%	3.00%